Significant accounting policies - Disclosure of detailed information about effect of adoption of IFRS 16 (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Assets
Right-of-use asset (included in property and equipment)	$ 746	$ 315
Assets	25,407	40,780	$ 74,923
Liabilities
Lease liabilities (included in other liabilities)	1,033	579
Liabilities	25,575	10,189	12,561
Deficit	$ (168)	30,591	$ 62,362
IFRS 16 [Member]
Assets
Right-of-use asset (included in property and equipment)		315
Prepayments		(82)
Assets		233
Liabilities
Lease liabilities (included in other liabilities)		579
Deferred lease inducement		(276)
Liabilities		303
Impact of change in presentation currency		(16)
Deficit		$ (54)